INCOME TAXES - Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax provision (benefit) from federal statutory rate	$ (292)	$ (2,330)
Tax on income not subject to entity level federal income tax	1,897	2,467
State income taxes, net of federal tax effect	(280)	0
Other permanent adjustment	392	0
True-ups and other	(465)	0
Foreign tax credit	(63)	0
Canadian tax expense	823	0
Canadian tax expense	261	0
Valuation Allowance	812	0
Provision for income taxes	$ 3,085	$ 137